Common shares	6 Months Ended
Jun. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Common shares	Common shares
2013 Equity Incentive Plan
In April 2013, we adopted an equity incentive plan, which was amended in March 2014 and which we refer to as the 2013 Equity Incentive Plan, under which directors, officers, employees, consultants and service providers of us and our subsidiaries and affiliates are eligible to receive incentive stock options and non-qualified stock options, stock appreciation rights, restricted stock, restricted stock units and unrestricted common stock.
Effective April 2023, our Board of Directors extended the term of 2013 Equity Incentive Plan to April 2033.
In March and April 2023, we issued an aggregate of 1,817,750 shares of restricted stock to certain of our employees, SSH employees, and independent directors for no cash consideration. The share price on the issuance dates was $55.57 and $55.89 per share, respectively. The vesting schedule for these restricted shares for employees and SSH employees is (i) one-third of the shares vest on September 2, 2025, (ii) one-third of the shares vest on September 1, 2026, and (iii) one-third of the shares vest on September 1, 2027. The vesting schedule for these restricted shares for independent directors is (i) one-third of the shares vest on April 1, 2024 (ii) one-third of the shares vest on December 2, 2024, and (iii) one-third of the shares vest on December 2, 2025.
The following is a summary of activity for awards of restricted stock that have been granted under our equity incentive plan during the six months ended June 30, 2023.

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding and non-vested, December 31, 2022	2,705,989	$21.63
Granted	1,817,750	55.61
Vested	(371,473)	20.89
Forfeited	(10,000)	19.83
Outstanding and non-vested, June 30, 2023	4,142,266	$36.61
As of June 30, 2023, there were 4,142,266 unvested shares of restricted stock outstanding. Assuming that all the restricted stock will vest, the stock compensation expense in future periods, including that related to restricted stock issued in prior periods will be:

In thousands of U.S. dollars	Employees	Directors	Total
From July 1, 2023 through December 31, 2023	$20,850	$1,654	$22,504
For the year ending December 31, 2024	37,753	1,818	39,571
For the year ending December 31, 2025	28,876	478	29,354
For the year ending December 31, 2026	14,589	—	14,589
For the year ending December 31, 2027	4,844	—	4,844

	$106,912	$3,950	$110,862
 Dividend Payments
In February 2023, our Board of Directors declared a quarterly cash dividend of $0.20 per common share, which was paid on March 31, 2023 to all shareholders of record as of March 7, 2023.
In May 2023, our Board of Directors declared a quarterly cash dividend of $0.25 per common share, which was paid on June 30, 2023 to all shareholders of record as of June 13, 2023.
2023 Securities Repurchase Program
On February 15, 2023, our Board of Directors authorized the 2023 Securities Repurchase Program to purchase up to an aggregate of $250 million of securities which, in addition to our common shares, currently consist of our Senior Notes Due 2025 (NYSE: SBBA).
From January 1, 2023 through February 15, 2023, we repurchased an aggregate of 1,891,303 of our common shares in the open market at an average price of $50.27 per share. These purchases were made under the previous securities repurchase program, which ended on February 15, 2023.
From February 16 through April 30, 2023, we repurchased an aggregate of 1,723,465 of our common shares in the open market at an average price of $54.37 per share.
On May 1, 2023, our Board of Directors authorized to reset the 2023 Securities Repurchase Program up to an aggregate of $250 million of the Company’s securities, which went into effect for trades initiated on or after May 1, 2023.
From May 1, 2023 through May 31, 2023, we repurchased an aggregate of 3,699,336 of our common shares in the open market at an average price of $47.54 per share.
On May 31, 2023, the Board of Directors authorized to reset the 2023 Securities Repurchase Program up to an aggregate of $250.0 million of the Company’s securities, which went into effect for trades initiated on or after June 1, 2023.
From June 1, 2023 through June 30, 2023, we repurchased an aggregate of 756,576 of our common shares in the open market at an average price of $45.33 per share.
There was $235.3 million available under the 2023 Securities Repurchase Program as of June 30, 2023.
There were 19,499,877 and 11,429,197 common shares held in treasury at June 30, 2023 and December 31, 2022, respectively.
Shares outstanding
As of June 30, 2023, we had 54,999,908 common shares outstanding. These shares provide the holders with dividends and voting rights.